Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Allowance for doubtful accounts
Bad debt expenses	$ 3,000		$ 8,025	90,137
Impairment charge		2,944,000		2,944,000	607,000
Goodwill impairment charge		12,564,000		12,564,000
Other receivables	11,701	18,673		18,673	5,144
Deferred revenue recognition	$ 770,031	1,046,156		1,046,156	326,064
Allowance for refunds		63,000		63,000	0
Uncertain tax positions
Anti-dilutive securities shares outastanding
Lung Institute, LLC [Member]
Other receivables		10,000		10,000	$ 0
Reimbursement receivable		$ 9,000		$ 9,000	$ 5,000
Warrants [Member]
Anti-dilutive securities shares outastanding	45,319,643			44,806,076
Common Stock Options [Member]
Anti-dilutive securities shares outastanding				425,000
Series B and Series D Preferred Stock [Member]
Anti-dilutive securities shares outastanding				38,887,847